INCOME TAXES (Reasons for difference and related tax effects) (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 BDT (৳)	Jan. 02, 2022 COP ($)	Jan. 02, 2022 JPY (¥)	Jan. 03, 2021 USD ($)
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 624,558	$ (0.1)	£ (0.1)	€ (0.4)	$ (0.3)	$ (0.3)	¥ (0.1)	৳ 0.0	$ (0.1)	¥ 0.0	$ (229,373)
Applicable statutory tax rate	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%
Income taxes at applicable statutory rate	$ 165,508										$ (60,784)
Effect of different tax rates and additional income taxes in other jurisdictions	(157,321)										36,397
Income tax and other adjustments related to prior taxation years	73										(1,417)
Tax Effect From Revaluation Of Deferred Tax Liabilities	(8,593)										(5,150)
Tax effect of tax losses	11,035										22,451
Effect of non-deductible expenses and other	6,673										4,412
Total income tax expense (recovery)	$ 17,375										$ (4,091)
Average effective tax rate	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	1.80%